Document and Entity Information	12 Months Ended
Dec. 31, 2018
Document And Entity Information [Abstract]
Entity Registrant Name	IDEANOMICS, INC.
Entity Central Index Key	0000837852
Trading Symbol	idex
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Document Type	S-1/A
Document Period End Date	Dec. 31, 2018
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Ex Transition Period	false